UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01701
DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)
Registrant's telephone number, including area code:
520-806-7600
Date of fiscal year end:
July 31, 2026
Date of reporting period:
January 31, 2026
ITEM 1.  REPORTS TO STOCKHOLDERS
Davis Research Fund
Class A / DRFAX
SEMI-ANNUAL SHAREHOLDER REPORT | JANUARY 31, 2026
This Semi-Annual shareholder report contains important information about the Davis Research Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026 (the “period”). You can find additional information about the Fund at http://dsainternal.davis.local/html/fundinfo/fundinfo.html or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Research Fund (Class A)	$36	0.68%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 12.27%, versus a 10.13% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by medium- and large-capitalization companies. The Fund considers companies with market capitalizations between $3 billion and $10 billion to be medium-capitalization companies and companies with market capitalizations of at least $10 billion to be large-capitalization companies. The Fund has the flexibility to invest in foreign securities.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+24%), Energy (+20%), and Health Care (+20%)
    Weakest performing sectors - Utilities (+2%), Real Estate (+3%), and Financials (+3%)
Contributors to Performance
  Information Technology - outperformed the Index sector (+27% vs +7%) and underweight (average weighting 26% vs 34%)
    Samsung Electronics (+119%), Applied Materials (+80%), and Lam Research (+147%) - three largest individual contributors
    Texas Instruments (+21%)
  Financials - outperformed the Index sector (+13% vs +3%)
    U.S. Bancorp (+27%), Danske Bank (+28%), Fifth Third Bancorp (+23%), Julius Baer Group (+23%), and Ping An Insurance (+38%)
  Consumer Staples - outperformed the Index sector (+24% vs +8%) and underweight (average weighting 1% vs 5%)
  Individual holding
    Alphabet (+76%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (-8% vs +9%)
    Entain (-38%), Sea (-26%), and Meituan (-16%)
    Meituan - no longer a Fund holding
  Communication Services - underperformed the Index sector (+7% vs +24%) and underweight (average weighting 5% vs 10%)
    Pinterest (-43%) and Meta Platforms (-7%)
  Significantly overweight in Financials (average weighting 34% vs 13%), a weaker performing sector of the Index
  Industrials - underperformed the Index sector (-3% vs +10%)
    DiDi Global (-24%) and Full Truck Alliance (-14%)
    DiDi Global - new purchase during the period
  Individual Information Technology holdings
    SAP (-30%) and Microsoft (-19%) - two largest individual detractors
    Oracle (-35%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 01/31/26	1 Year	5 Years	10 Years
Davis Research Fund (Class A) — Without sales charge	21.95%	12.02%	13.98%
Davis Research Fund (Class A) — With sales charge*	16.16%	10.93%	13.43%
S&P 500 Index	16.35%	14.98%	15.56%
*	Reflects 4.75% front-end sales charge.
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 .
Key Fund Statistics
Fund net assets as of 01/31/26 (in millions)	$79.3
Total number of portfolio holdings as of 01/31/26	64
Portfolio turnover rate for the period	9%
Total advisory fees paid for the period (in thousands)	$222.2
Top Sectors as of 01/31/26 Net Assets
Financials	31.99%
Information Technology	26.48%
Consumer Discretionary	13.85%
Communication Services	4.85%
Health Care	3.73%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at http://dsainternal.davis.local/html/fundinfo/fundinfo.html. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS NEW YORK VENTURE FUND, INC.

ITEM 2.  CODE OF ETHICS

Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  INVESTMENTS

(a) The complete Schedule of Investments is included in Item 7 of this Form N-CSR.

(b) Not Applicable.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END INVESTMENT COMPANIES

Davis Research Fund
(portfolio of Davis New York Venture Fund, Inc.)
January 31, 2026
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION (ITEMS 7-11 OF FORM N-CSR)
The Equity Specialists

DAVIS RESEARCH FUND

DAVIS RESEARCH FUND
Schedule of Investments
January 31, 2026 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (91.68%)
COMMUNICATION SERVICES – (4.85%)
Media & Entertainment – (4.85%)
Alphabet Inc., Class C	4,665	$1,579,242
Angi Inc., Class A *	4,048	52,543
Meta Platforms, Inc., Class A	2,445	1,751,843
Pinterest, Inc., Class A *	20,900	462,517
Total Communication Services		3,846,145
CONSUMER DISCRETIONARY – (13.85%)
Consumer Discretionary Distribution & Retail – (10.82%)
Amazon.com, Inc. *	23,150	5,539,795
JD.com, Inc., Class A, ADR (China)	9,563	272,354
Naspers Ltd. - N (South Africa)	6,670	409,397
Prosus N.V., Class N (Netherlands)	25,296	1,452,904
Sea Limited, Class A, ADR (Singapore) *	7,730	900,468
		8,574,918
Consumer Services – (3.03%)
Delivery Hero SE (Germany) *	35,175	983,994
Entain plc (United Kingdom)	51,290	424,605
MGM Resorts International *	19,290	646,987
Restaurant Brands International Inc. (Canada)	5,150	344,999
		2,400,585
Total Consumer Discretionary		10,975,503
CONSUMER STAPLES – (2.19%)
Food, Beverage & Tobacco – (2.19%)
Darling Ingredients Inc. *	4,840	220,994
JBS N.V., Class A (Brazil) *	46,000	724,500
Tyson Foods, Inc., Class A	12,160	794,413
Total Consumer Staples		1,739,907
ENERGY – (3.69%)
ConocoPhillips	8,145	848,953
Coterra Energy Inc.	40,970	1,181,985
Tourmaline Oil Corp. (Canada)	18,980	898,227
Total Energy		2,929,165
FINANCIALS – (31.99%)
Banks – (11.36%)
Danske Bank A/S (Denmark)	25,440	1,298,176
DBS Group Holdings Ltd. (Singapore)	5,372	249,998
Fifth Third Bancorp	40,920	2,055,003
U.S. Bancorp	54,075	3,034,148
Wells Fargo & Co.	26,115	2,363,146
		9,000,471
Financial Services – (13.61%)
Capital Markets – (2.10%)
Bank of New York Mellon Corp.	5,170	619,987
Julius Baer Group Ltd. (Switzerland)	12,500	1,044,887
		1,664,874
Consumer Finance – (3.15%)
Capital One Financial Corp.	11,395	2,494,707
Financial Services – (8.36%)
Berkshire Hathaway Inc., Class A *	3	2,167,500
Berkshire Hathaway Inc., Class B *	6,745	3,241,175
Rocket Companies, Inc., Class A	68,020	1,219,598
		6,628,273
		10,787,854
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (7.02%)
Life & Health Insurance – (1.56%)
AIA Group Ltd. (Hong Kong)	47,550	$549,934
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	74,000	688,650
		1,238,584
Property & Casualty Insurance – (3.99%)
Loews Corp.	5,825	614,945
Markel Group Inc. *	1,250	2,550,800
		3,165,745
Reinsurance – (1.47%)
RenaissanceRe Holdings Ltd.	4,130	1,163,421
		5,567,750
Total Financials		25,356,075
HEALTH CARE – (3.73%)
Health Care Equipment & Services – (2.99%)
Cigna Group	1,478	405,135
CVS Health Corp.	6,970	519,404
Quest Diagnostics Inc.	4,330	809,840
Solventum Corp. *	5,510	424,105
UnitedHealth Group Inc.	740	212,328
		2,370,812
Pharmaceuticals, Biotechnology & Life Sciences – (0.74%)
Viatris Inc.	44,980	588,788
Total Health Care		2,959,600
INDUSTRIALS – (3.20%)
Capital Goods – (1.37%)
AGCO Corp.	1,856	210,489
ITOCHU Corp. (Japan)	17,500	222,877
Johnson Controls International plc	2,838	338,460
Owens Corning	2,610	312,783
		1,084,609
Transportation – (1.83%)
DiDi Global Inc., Class A, ADS (China) *	113,730	535,668
Full Truck Alliance Co. Ltd., Class A, ADR (China)	92,200	912,780
		1,448,448
Total Industrials		2,533,057
INFORMATION TECHNOLOGY – (26.48%)
Semiconductors & Semiconductor Equipment – (10.67%)
Applied Materials, Inc.	11,245	3,624,488
Lam Research Corp.	2,780	649,019
NVIDIA Corp.	3,000	573,390
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	16,000	902,447
Texas Instruments Inc.	12,560	2,707,308
		8,456,652
Software & Services – (11.25%)
Adobe Inc. *	3,340	979,455
AppLovin Corp., Class A *	1,890	894,178
Microsoft Corp.	7,603	3,271,495
Oracle Corp.	6,340	1,043,437

DAVIS RESEARCH FUND
Schedule of Investments - (Continued)
January 31, 2026 (Unaudited)
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (Continued)
SAP SE, ADR (Germany)	9,400	$1,889,776
Synopsys, Inc. *	1,815	844,184
		8,922,525
Technology Hardware & Equipment – (4.56%)
Samsung Electronics Co., Ltd. (South Korea)	32,410	3,613,870
Total Information Technology		20,993,047
MATERIALS – (1.70%)
Crown Holdings, Inc.	8,570	897,108
Teck Resources Ltd., Class B (Canada)	8,340	448,358
Total Materials		1,345,466
TOTAL COMMON STOCK – (Identified cost $35,170,662)		72,677,965

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (8.20%)
Brean Capital LLC Joint Repurchase Agreement, 3.70%, 02/02/26 (a)	$607,000	$607,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.65%, 02/02/26 (b)	810,000	810,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.70%, 02/02/26 (c)	5,081,000	5,081,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,498,000)		6,498,000
Total Investments – (99.88%) – (Identified cost $41,668,662)		79,175,965
Other Assets Less Liabilities – (0.12%)		93,368
Net Assets – (100.00%)		$79,269,333

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 01/30/26, repurchase value of $607,187 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 4.235%-7.625%, 01/01/29-11/20/71, total fair value $619,140).
(b)	Dated 01/30/26, repurchase value of $810,246 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%- 6.00%, 07/20/50-05/01/54, total fair value $826,200).
(c)
Dated 01/30/26, repurchase value of $5,082,567 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 03/01/26-01/20/56, total fair value $5,182,620).

See Notes to Financial Statements

DAVIS RESEARCH FUND
Statement of Assets and Liabilities
At January 31, 2026 (Unaudited)

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$79,175,965
Cash	997
Cash - foreign currencies**	2
Receivables:
Dividends and interest	172,701
Prepaid expenses	2,830
Total assets	79,352,495

LIABILITIES:
Accrued audit fees	12,369
Accrued custodian fees	16,478
Accrued investment advisory fees	37,827
Accrued tax service fees	11,986
Other accrued expenses	4,502
Total liabilities	83,162

NET ASSETS	$79,269,333

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$111,160

Additional paid-in capital	34,186,363

Distributable earnings	44,971,810
Net Assets	$79,269,333

*Including:
Cost of investments	$41,668,662
**Cost of cash - foreign currencies	2

CLASS A SHARES:
Net assets	$79,269,333
Shares outstanding	2,223,192
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$35.66
Maximum offering price per share (100/95.25 of net asset value)†	$37.44

†	On purchases of $100,000 or more, the offering price is reduced.
See Notes to Financial Statements

DAVIS RESEARCH FUND
Statement of Operations
For the six months ended January 31, 2026 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$440,984
Interest		42,442
Total income		483,426

Expenses:
Investment advisory fees (Note 3)	$222,217
Custodian fees	16,636
Transfer agent fees:
Class A	828
Audit fees	12,369
Legal fees	364
Accounting fees (Note 3)	1,500
Reports to shareholders	409
Tax service fees	7,333
Directors’ fees and expenses	3,889
Registration and filing fees	3,367
Miscellaneous	4,906
Total expenses		273,818
Net investment income		209,608

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from:
Investment transactions		9,771,781
Foreign currency transactions		7,362
Net realized gain		9,779,143
Net decrease in unrealized appreciation		(782,773)
Net realized and unrealized gain on investments and foreign currency transactions		8,996,370
Net increase in net assets resulting from operations		$9,205,978

*Net of foreign taxes withheld of		$13,993
See Notes to Financial Statements

DAVIS RESEARCH FUND
Statements of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025

OPERATIONS:
Net investment income	$209,608	$740,023
Net realized gain from investments and foreign currency transactions	9,779,143	5,803,491
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(782,773)	6,303,217
Net increase in net assets resulting from operations	9,205,978	12,846,731

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(8,041,598)	(4,969,449)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions (Note 4):
Class A	122,882	65,575

Total increase in net assets	1,287,262	7,942,857

NET ASSETS:
Beginning of period	77,982,071	70,039,214
End of period	$79,269,333	$77,982,071
See Notes to Financial Statements

DAVIS RESEARCH FUND
Notes to Financial Statements
January 31, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Fund’s investment objective is long-term growth of capital. The Fund commenced operations on October 31, 2001. The Fund offers Class A shares which are sold with a front-end sales charge. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation - The Fund’s Board of Directors has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund’s investments.
Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS RESEARCH FUND
Notes to Financial Statements - (Continued)
January 31, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stock:
Communication Services	$3,846,145	$–	$–	$3,846,145
Consumer Discretionary	10,975,503	–	–	10,975,503
Consumer Staples	1,739,907	–	–	1,739,907
Energy	2,929,165	–	–	2,929,165
Financials	25,356,075	–	–	25,356,075
Health Care	2,959,600	–	–	2,959,600
Industrials	2,533,057	–	–	2,533,057
Information Technology	20,993,047	–	–	20,993,047
Materials	1,345,466	–	–	1,345,466
Short-Term Investments	–	6,498,000	–	6,498,000
Total Investments	$72,677,965	$6,498,000	$–	$79,175,965
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The fair values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.
Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in fair value relative to USD. Forward currency contracts are marked-to-market daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. During the six months ended January 31, 2026, there were no forward currency contracts entered into by the Fund.
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the USD equivalent of the amounts actually received or paid. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate and are included within net unrealized appreciation or depreciation in the Statement of Operations.
Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of January 31, 2026, no provision for income tax is required in the Fund’s financial statements related to these

DAVIS RESEARCH FUND
Notes to Financial Statements - (Continued)
January 31, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Federal Income Taxes - (Continued)
tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2022.
At January 31, 2026, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$41,925,855

Unrealized appreciation	38,485,346
Unrealized depreciation	(1,235,236)
Net unrealized appreciation	$37,250,110
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.
Federal Withholding Taxes - The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices, and payment history. Any receivables recorded will be included under dividends and interest on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as foreign withholding tax refunds in the Statement of Operations. The Fund may incur fees paid to third party providers that assist in the recovery of the tax refunds. These fees are reflected on the Statement of Operations under tax service fees, if any.
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments, collectively “Distributable earnings (losses)”, may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, corporate actions, Directors’ deferred compensation, passive foreign investment company shares, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.
Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

DAVIS RESEARCH FUND
Notes to Financial Statements - (Continued)
January 31, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors (including a Director Emeritus) that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the funds in which the amounts are invested.
Operating Segments - The Fund follows the FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The standard impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Executive Officer of the Fund acts as the CODM. Since its commencement, the Fund operates as a single segment. The CODM monitors the operating results of the Fund, as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information, in the form of the Fund’s portfolio composition, total return, expense ratio, and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions for the Fund’s single segment, which is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the six months ended January 31, 2026 were $7,188,793 and $20,151,493, respectively.
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.
All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.
As of January 31, 2026, one related shareholder’s investment in the Fund represents 98% of outstanding shares. Investment activities of this shareholder (the Adviser) could have a material impact on the Fund.
Investment Advisory Fees - Advisory fees are paid monthly to the Adviser and amounts due from Adviser, if applicable, will be generally paid in the month after finalization of the financial statements. The fixed annual rate is 0.55% of the average net assets.
Transfer Agent and Accounting Fees - SS&C Global Investor & Distribution Solutions, Inc. is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for these services during the six months ended January 31, 2026 amounted to $239. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended January 31, 2026 amounted to $1,500.

DAVIS RESEARCH FUND
Notes to Financial Statements - (Continued)
January 31, 2026 (Unaudited)
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)
Distribution and Service Plan Fees - The Fund has adopted a Distribution Plan (“12b-1 Plan”) for Class A shares. Under the 12b-1 Plan, the Fund reimburses Davis Distributors, LLC (“Distributor”), the Fund’s Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. There was no service fee for Class A shares of the Fund for the six months ended January 31, 2026.
Sales Charges - Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.
The Distributor received no commissions earned on sales of Class A shares of the Fund for the six months ended January 31, 2026.
NOTE 4 - CAPITAL STOCK
At January 31, 2026, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 250 million shares are classified as Davis Research Fund. Transactions in capital stock were as follows:

		Six months ended January 31, 2026 (Unaudited)
		Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares:	Class A	–	3,595	–	3,595
Value:	Class A	$–	$122,882	$–	$122,882

		Year ended July 31, 2025
		Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares:	Class A	–	2,369	(286)	2,083
Value:	Class A	$–	$75,575	$(10,000)	$65,575

DAVIS RESEARCH FUND
Financial Highlights
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A	Six months ended January 31, 2026 (Unaudited)	Year ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$35.13	$31.58	$27.14	$22.96	$31.20	$24.79

Income (Loss) from Investment Operations:
Net Investment Income[a]	0.09	0.33	0.29	0.27	0.22	0.11
Net Realized and Unrealized Gains (Losses)	4.06	5.47	4.67	4.19	(4.36)	7.27
Total from Investment Operations	4.15	5.80	4.96	4.46	(4.14)	7.38

Dividends and Distributions:
Dividends from Net Investment Income	(0.30)	(0.33)	(0.27)	(0.21)	(0.17)	(0.06)
Distributions from Realized Gains	(3.32)	(1.92)	(0.25)	(0.07)	(3.93)	(0.91)
Total Dividends and Distributions	(3.62)	(2.25)	(0.52)	(0.28)	(4.10)	(0.97)

Net Asset Value, End of Period	$35.66	$35.13	$31.58	$27.14	$22.96	$31.20

Total Return[b]	12.27%	19.06%	18.66%	19.74%	(15.71)%	30.31%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$79,269	$77,982	$70,039	$59,026	$49,188	$73,846
Ratio of Expenses to Average Net Assets:
Gross	0.68% [c]	0.68%	0.69%	0.70%	0.69%	0.67%
Net[d]	0.68% [c]	0.68%	0.69%	0.70%	0.69%	0.67%
Ratio of Net Investment Income to Average
Net Assets	0.52% [c]	1.03%	1.04%	1.18%	0.82%	0.39%
Portfolio Turnover Rate[e]	9%	15%	13%	8%	11%	15%

a	Per share calculations were based on average shares outstanding for the period.
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

c	Annualized.
d	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements and/or waivers from the Adviser.
e
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the fair value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 10.  REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
Remuneration paid is included in the Statement of Operations on Item 7 of this Form N-CSR.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the Registrant’s Board of Directors.

ITEM 16.  CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), that such controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not Applicable.

ITEM 19.  EXHIBITS

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	March 25, 2026
By	/s/ Douglas A. Haines Douglas A. Haines Principal Financial Officer and Principal Accounting Officer

Date:	March 25, 2026